Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
10.	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2024	2023

Interest payable (1)	5,177	2,731
Accrued expenses	2,292	1,097
Customer refund (2)	1,040	290
Issuance costs payable	-	1,250
Others	264	-
Total	8,773	5,368

(1)	The interest payable represents the accrued interest for (i) long-term payables owed to the mining equipment supplier totaling $101.3 million with a fixed interest rate of 6% per annum (see Note 11); and (ii) long-term loans totaling $35.0 million with a fixed annual interest rate of 6.5% (see Note 12). During the years ended December 31, 2024, 2023 and 2022, the Company recorded interest expense of $6.33 million, $5.54 million and $2.52 million, respectively.

(2)	The Company records refund liabilities for amounts received from customers in excess of purchase amounts, representing overpayments to be returned or amounts pending customers’ claims. These overpayments are classified as current liabilities until refunded or, if agreed upon with the customers, applied as credits toward future purchases.